SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

                                   --------

Cash Account Trust
     Government & Agency Securities Portfolio
     Tax-Exempt Portfolio
Cash Reserve Fund, Inc.
     Deutsche Government Series
Daily Assets Fund
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche CROCI( (Reg. TM) )International Fund
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund
Deutsche CROCI( (Reg. TM)) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche EAFE( (Reg. TM)) Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Fixed Income Opportunities Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Government Cash Management Fund
Deutsche Government Cash Reserves Fund Institutional
Deutsche Government Money Market Series
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche Limited Maturity Quality Income Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Assets Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Investment Grade Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
     Treasury Portfolio
DEUTSCHE VARIABLE SERIES I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche CROCI( (Reg. TM) )International VIP
DEUTSCHE VARIABLE SERIES II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche Government Money Market VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
DEUTSCHE INVESTMENTS VIT FUNDS:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

--------------------------------------------------------------------------------
The following information replaces similar disclosure under the "Financial Intermediary Support Payments" section of each fund's/portfolio's Statement of Additional Information:



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS. The Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/ networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each fund with "shelf space" or access to a third party platform or


September 22, 2016
SAISTKR-280

                                                   Deutsche
                                                   Asset Management [DB Logo]
fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of a fund or of any particular share class of a fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of a fund.


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from ExpertPlan, Inc., a subsidiary of Ascensus, Inc., on the Deutsche AM-branded retirement plan platform (the "Platform"). The level of revenue sharing payments are based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.


As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in PART II -APPENDIX II-E will receive revenue sharing payments at different points during the coming year as described above. Any additions, modifications or deletions to the list of financial advisors identified below that have occurred since June 30, 2016 are not reflected. You can ask your financial advisor if it receives revenue sharing payments from the Advisor, the Distributor and/or their affiliates.


The following information replaces similar disclosure in "APPENDIX II-E- FIRMS WITH WHICH DEUTSCHE ASSET MANAGEMENT HAS REVENUE SHARING ARRANGEMENTS" of each fund's/portfolio's Statement of Additional Information:


CHANNEL: BROKER-DEALERS AND FINANCIAL ADVISORS; RETIREMENT


AIG Advisor Group
Ameriprise
AXA Advisors
Cambridge Investment Research, Inc.
Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
Fidelity Brokerage Services LLC/National Financial Services LLC
Goldman Sachs
HD Vest Investment Securities, Inc.
Hooker & Holcombe Retirement Services, Inc.

September 22, 2016
SAISTKR-280
                                       2

Huntington Investment Company
John Hancock Distributors LLC
Ladenburg Thalmann Group (Securities America, Investacorp, Triad Advisors) LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Northwestern Mutual Investment Services
Oppenheimer & Co., Inc.
PlanMember Securities Corp.
PNC Investments LLC
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc.
Santander Securities LLC
UBS Financial Services
Voya Financial
Wells Fargo Advisors, LLC


CHANNEL: CASH PRODUCT PLATFORM


Allegheny Investments LTD
Bank of America/Merrill Lynch
Barclays Capital Inc.
BMO Capital Markets
BNY Mellon
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co. Inc.
Chicago Mercantile Exchange
Citibank Global Markets
COR Clearing LLC
Deutsche Bank Group
Fiduciary Trust Co. - International
First Southwest Company
Goldman Sachs & Co.
Institutional Cash Distributors, LLC
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury
Pershing Choice Platform
SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Brokerage LLC
Union Bank
US Bancorp
William Blair & Company

September 22, 2016
SAISTKR-280
                                       3

CHANNEL: THIRD PARTY INSURANCE PLATFORMS


Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
CM Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
ICMG Registered Variable Life
Integrity Life Insurance Company
John Hancock Life Insurance Co. - Manulife Insurance Co.
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Financial Distributors
Lincoln Financial Group
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Life Insurance Company & Its Affiliates
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Insurance Company
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York

September 22, 2016
SAISTKR-280
                                       4

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.
--------------------------------------------------------------------------------

The following information replaces the existing disclosure in the sub-section "Compensation of Financial Intermediaries" in the "PURCHASES AND REDEMPTION OF SHARES" section of each fund's/portfolio's Statement of Additional Information:



INCENTIVE PLAN FOR DEUTSCHE AM DISTRIBUTORS, INC. PERSONNEL. DDI has adopted an Incentive Plan (Plan) covering wholesalers that are regional vice presidents (Deutsche AM Wholesalers). Generally, Deutsche AM Wholesalers market shares of the Deutsche funds to financial advisors, who in turn may recommend that investors purchase shares of a Deutsche fund. The Plan is an incentive program that combines a monthly incentive component with an annual outperformance award potential, based on achieving certain sales and other performance metrics. Under the Plan, Deutsche AM Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product tier of a fund. Each fund is assigned to one of four product tiers - taking into consideration, among other things, the following criteria, where applicable:

o a fund's consistency with Deutsche Asset Management's branding and long-term strategy

o  a fund's competitive performance

o  a fund's Morningstar rating

o  the length of time a fund's Portfolio Managers have managed a fund/strategy

o  market size for the fund tier

o  a fund's size, including sales and redemptions of a fund's shares



This information and other factors are discussed with senior representatives from various groups within the asset management division, who review on a regular basis the funds assigned to each product tier described above, and may make changes to those assignments periodically. No one factor, whether positive or negative, determines a fund's placement in a given product tier; all these factors together are considered, and the designation of funds in a particular tier represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its tier assignment. These tier assignments will be posted to the Deutsche funds' Web site at deutschefunds.com/EN/wholesaler-compensation.jsp. Deutsche AM Wholesalers receive the highest compensation for Tier I funds, successively less for other tiers the lowest for Tier IV funds. The level of compensation among these product tiers may differ significantly.


In the normal course of business, Deutsche Asset Management will from time to time introduce new funds into the Deutsche family of funds. As a general rule, new funds will be assigned to the product tier that is most appropriate to the type of fund at the time of its launch based on the criteria described above.
As described above, the fund tier assignments are reviewed periodically and are subject to change.The prospect of receiving, or the receipt of, additional compensation by a Deutsche AM Wholesaler under the Plan may provide an incentive to favor marketing funds in higher payout tiers over funds in lower payout tiers. The Plan, however, will not change the price that investors pay for shares of a fund. The Deutsche AM Compliance Department monitors Deutsche
AM Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product tier of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.
--------------------------------------------------------------------------------

Effective January 1, 2016, the following information replaces similar disclosure in "APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS" of each fund's/portfolio's Statement of Additional Information:



FEE PAYABLE TO DSC FOR TRANSFER AGENCY AND SHAREHOLDER SERVICES. DSC receives an annual service fee for each account of a fund, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $10.11 to $21.43 per account plus an asset-based fee of up to 0.0026% of average net assets (not applicable to fund-of-funds, money market funds, variable annuity funds and closed-end funds). For open wholesale and institutional money market funds, the fee is $19.81 per account, plus a flat fee calculated as follows: a flat fee will be paid by the Deutsche money market funds collectively, to be allocated pro rata among the money market funds. The fee is currently equal to approximately 0.001% of the aggregate value of the funds' total assets, but the percentage will fluctuate as money market fund assets change. In addition, effective October 10, 2016 for institutional money market funds, DSC receives $50,000 annually, in total, from funds


September 22, 2016
SAISTKR-280
                                       5
with a floating NAV and $25,000 annually for each class with a floating NAV. 1/12th of the annual service charge for each account is charged and payable to DSC each month. A fee is charged for any account which at any time during the month had a share balance in a fund. Smaller fees are also charged for closed accounts for which information must be retained on DSC's system for up to 18 months after closing for tax reporting purposes.


               Please Retain This Supplement for Future Reference


September 22, 2016
SAISTKR-280
                                       6